Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense
Profit (loss) for the year	$ 67,511	$ 23,054	$ (4,840)
Total tax expense	39,058	17,489	12,810
Profit before tax	106,569	40,543	7,970
Tax rate differences in foreign jurisdictions (2)	31,841	13,626	5,808
Management fee - withholding tax on deemed dividend portion	276	313	398
Management fee - non-deductible deemed dividend	377	615	675
Management fee - withholding tax - current year	139	139	169
Withholding tax on intercompany dividends	1,464	476	300
Withholding tax - other	(3)
Capital gains tax	1,969
- Donations	287	289	318
- Other non-deductible expenditure and income	717	(257)	37
Unrealised foreign exchange gains (loss)	(82)	245	(642)
Change in tax estimate			1,944
Deferred tax asset on tax losses not recognised	2,073	2,043	3,803
Tax expense - recognised in profit or loss	$ 39,058	$ 17,489	12,810
Average effective tax rate	36.65%	43.14%
Jersey, Channel Islands
Tax expense
Applicable tax rate	0.00%	0.00%
Zimbabwe
Tax expense
Change in tax estimate			1,891
South Africa
Tax expense
Change in tax estimate			$ 53